Debt - Maturities of Long-Term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 26
2014	536
2015	152
2016	3
2017	668
Thereafter	10
Total	$ 1,395	$ 1,467